Stock Based Compensation - Summary of Share-based Compensation Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Stock Based Compensation
Total share-based compensation expense	$ 4,564	$ 1,161
Unrecognized compensation cost	$ 0	$ 3,416
Remaining recognition period (in years)		2 years 8 months 12 days